                              FOUNTAIN SQUARE FUNDS

                               INVESTMENT A SHARES
                               INVESTMENT C SHARES

                      SUPPLEMENT DATED JULY 23, 1997 TO THE
                       PROSPECTUS DATED SEPTEMBER 30, 1996
                         (RESTATED AS OF APRIL 25, 1997)

         The table of "Financial Highlights (unaudited)" for a share of beneficial interest outstanding through the period May 31, 1997 below supplements the unaudited financial statements of the Quality Bond, Ohio Tax Free Bond, U.S. Government Securities, Quality Growth, Mid Cap, Balanced, and International Equity Funds (the "Funds"), contained in the Statement of Additional Information and sets forth certain information regarding the investment operations of the Funds for the period presented.

FOUNTAIN SQUARE BOND FUND FOR INCOME FUND
FINANCIAL HIGHLIGHTS -- INVESTMENT A AND C SHARES
-------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                     January 27, 1997 to                 March 4, 1997 to
                                                       May 31, 1997(a)                    May 31, 1997(a)
                                                     -------------------                -------------------
                                                         (Unaudited)                        (Unaudited)
                                                     Investment A Shares                Investment C Shares
                                                     -------------------                -------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $12.00                             $12.01
                                                            ------                             ------
INCOME FROM INVESTMENT OPERATIONS
     Net investment income                                    0.26                               0.19
     Net realized and unrealized gains (losses)
       on investments                                        (0.06)                             (0.02)
                                                            ------                             ------
     Total from investment operations                         0.20                               0.17
                                                            ------                             ------
LESS DISTRIBUTIONS
     Dividends to Shareholders from net
       investment income                                     (0.24)                             (0.21)
                                                            ------                             ------
NET ASSET VALUE, END OF PERIOD                              $11.96                             $11.97
                                                            ======                             ======
TOTAL RETURN (B)                                              1.72%(f)                           1.48%(f)
RATIOS TO AVERAGE NET ASSETS
     Expenses                                                 0.81%(d)                           1.31%(d)
     Net investment income (loss)                             6.18%(d)                           5.43%(d)
     Expense waiver/reimbursement (c)                         0.36%(d)                           0.26%(d)
SUPPLEMENTAL DATA
     Net assets, end of period (000 omitted)              $148,807                             $  106
     Portfolio turnover rate (e)                                48%                                48%

(a)  Period from commencement of operations.

(b) Based on net asset value, which does not reflect the contingent deferred sales charge.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d)  Annualized.

(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(f)  Represents return since inception of the fund, not annualized.

FOUNTAIN SQUARE MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS -- INVESTMENT A AND C SHARES
-------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                     January 27, 1997 to                February 20, 1997 to
                                                       May 31, 1997(a)                    May 31, 1997(a)
                                                     -------------------                --------------------
                                                         (Unaudited)                        (Unaudited)
                                                     Investment A Shares                Investment C Shares
                                                     -------------------                --------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $12.00                             $12.05
                                                            ------                             ------
INCOME FROM INVESTMENT OPERATIONS
     Net investment income                                    0.18                               0.12
     Net realized and unrealized gains (losses)
       on investments                                         0.04                               0.03
                                                            ------                             ------
     Total from investment operations                         0.22                               0.15
                                                            ------                             ------
LESS DISTRIBUTIONS
     Dividends to Shareholders from net
       investment income                                     (0.17)                             (0.14)
                                                            ------                             ------
NET ASSET VALUE, END OF PERIOD                              $12.05                             $12.06
                                                            ======                             ======
TOTAL RETURN (B)                                              1.88%(f)                           1.70%(f)
RATIOS TO AVERAGE NET ASSETS
     Expenses                                                 0.85%(d)                           1.35%(d)
     Net investment income (loss)                             4.61%(d)                           3.86%(d)
     Expense waiver/reimbursement (c)                         0.36%(d)                           0.26%(d)
SUPPLEMENTAL DATA
     Net assets, end of period (000 omitted)               $98,137                             $  359
     Portfolio turnover rate (e)                                19%                                19%

(a)  Period from commencement of operations.

(b) Based on net asset value, which does not reflect the contingent deferred sales charge.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d)  Annualized.

(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(f)  Represents return since inception of the fund, not annualized.

FOUNTAIN SQUARE EQUITY INCOME FUND
FINANCIAL HIGHLIGHTS -- INVESTMENT A AND C SHARES
-------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                    January 27, 1997 to                February 5, 1997 to
                                                      May 31, 1997(a)                    May 31, 1997(a)
                                                    -------------------                -------------------
                                                        (Unaudited)                        (Unaudited)
                                                    Investment A Shares                Investment C Shares
                                                    -------------------                -------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $12.00                             $12.21
                                                           ------                             ------
INCOME FROM INVESTMENT OPERATIONS
     Net investment income                                   0.11                               0.07
     Net realized and unrealized gains (losses)
       on investments                                        1.28                               1.09
                                                           ------                             ------
     Total from investment operations                        1.39                               1.16
                                                           ------                             ------
LESS DISTRIBUTIONS
     Dividends to Shareholders from net
       investment income                                    (0.09)                             (0.06)
                                                           ------                             ------
NET ASSET VALUE, END OF PERIOD                             $13.30                             $13.31
                                                           ======                             ======
TOTAL RETURN (B)                                            11.67%(g)                          11.48%(g)
RATIOS TO AVERAGE NET ASSETS
     Expenses                                                1.08%(d)                           1.58%(d)
     Net investment income (loss)                            2.69%(d)                           1.94%(d)
     Expense waiver/reimbursement (c)                        0.36%(d)                           0.26%(d)
SUPPLEMENTAL DATA
     Net assets, end of period (000 omitted)             $111,365                             $   49
     Portfolio turnover rate (e)                               18%                                18%
     Average Commission rate paid (f)                     $0.0651                            $0.0651


(a)  Period from commencement of operations.

(b) Based on net asset value, which does not reflect the contingent deferred sales charge.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d)  Annualized.

(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(f) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

(g)  Represents return since inception of the fund, not annualized.

                              FOUNTAIN SQUARE FUNDS

                               INVESTMENT A SHARES
                               INVESTMENT C SHARES

                      SUPPLEMENT DATED JULY 23, 1997 TO THE
                   COMBINED STATEMENT OF ADDITIONAL INFORMATION
                             DATED SEPTEMBER 30, 1996
                         (RESTATED AS OF APRIL 25, 1997)

FOUNTAIN SQUARE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
MAY 31, 1997
(UNAUDITED)

                                                                          Equity                                   Municipal
                                                                          Income              Bond Fund               Bond
                                                                           Fund              For Income               Fund
                                                                       -------------        -------------         -------------
Assets:
Investments, at value (Cost $77,637,712; $126,801,307;
   and $94,927,496, respectively)                                      $ 109,646,975        $ 127,168,944         $  96,404,897
Repurchase agreements (Cost $1,480,000; $19,816,000;
   and $0, respectively)                                                   1,480,000           19,816,000                    --
                                                                       -------------        -------------         -------------
    Total Investments                                                    111,126,975          146,984,944            96,404,897
Cash                                                                             511                  510                    --
Interest receivable                                                          379,832            1,889,812             1,808,410
Receivable for investments sold                                                   --            4,768,850                    --
Receivable for fund shares sold                                                2,520               99,500               350,466
Prepaid expenses and other assets                                             10,527              178,131                10,747
                                                                       -------------        -------------         -------------
         Total Assets                                                    111,520,365          153,921,747            98,574,520
                                                                       -------------        -------------         -------------

Liabilities:
Payable for investments purchased                                                 --            4,756,900                    --
Payable for Fund shares redeemed                                                  --                  578                    --
Other Payables                                                                    --              138,687                    --
Accrued expenses and other payables:
   Investment advisory fees                                                   76,000               70,000                48,500
   Administration fees                                                         7,800               11,100                 7,600
   Accounting and transfer agent fees                                          5,933                6,533                 5,933
   Custodian fees                                                              1,250                1,500                 1,233
   Legal and audit fees                                                        6,300                5,000                 6,700
   Printing                                                                    4,450                3,000                 4,200
   Other                                                                       5,085               15,073                 3,688
                                                                       -------------        -------------         -------------
         Total Liabilities                                                   106,818            5,008,371                77,854
                                                                       -------------        -------------         -------------

Net Assets :
Paid-in capital                                                           70,895,004          148,521,346            96,690,987
Net unrealized appreciation on investments                                32,009,263              367,637             1,477,401
Accumulated net realized gains/losses on investment transactions           8,346,401             (164,088)              214,253
Undistributed net investment income                                          162,879              188,481               114,025
                                                                       -------------        -------------         -------------
         Total Net Assets                                              $ 111,413,547        $ 148,913,376         $  98,496,666
                                                                       =============        =============         =============
Net Assets
   Investment A Shares                                                 $ 111,364,862        $ 148,807,170         $  98,137,344
   Investment C Shares                                                        48,685              106,206               359,322
                                                                       -------------        -------------         -------------
   Total                                                               $ 111,413,547        $ 148,913,376         $  98,496,666
                                                                       =============        =============         =============
Outstanding shares of beneficial interest
   Investment A Shares                                                     8,372,075           12,437,154             8,143,465
   Investment C Shares                                                         3,657                8,876                29,806
                                                                       -------------        -------------         -------------
                                                                           8,375,732           12,446,030             8,173,271
                                                                       =============        =============         =============
Net asset value
   Redemption price per share - Investment A Shares                    $       13.30        $       11.96         $       12.05
                                                                       =============        =============         =============
   Offering price per share - Investment C Shares*                     $       13.31        $       11.97         $       12.06
                                                                       =============        =============         =============
Maximum Sales Charge                                                            4.50%                4.50%                 4.50%
                                                                       =============        =============         =============
Maximum Offering Price (100%/(100%-Maximum Sales Charge)
   of net asset value adjusted to nearest cent) per share
   (Investment A Shares)                                               $       13.93        $       12.52         $       12.62
                                                                       =============        =============         =============

*  Redemption price per share varies by length of time shares are held.

(See Notes which are an integral part of the Financial Statements)

FOUNTAIN SQUARE FUNDS
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED MAY 31, 1997
(UNAUDITED)




                                                         EQUITY           BOND FUND          MUNICIPAL
                                                         INCOME              FOR               BOND
                                                          FUND *           INCOME *            FUND *
                                                       -----------       -----------        -----------
INVESTMENT INCOME:
Interest income                                        $    42,962       $ 3,396,124        $ 1,861,236
Dividend income                                          1,293,211             3,958                 --
                                                       -----------       -----------        -----------
     Total Income                                        1,336,173         3,400,082          1,861,236
                                                       -----------       -----------        -----------

EXPENSES:
Investment advisory fees                                   290,137           269,149            189,287
Administrative fees                                         16,589            22,436             16,081
Organizational Costs                                           678               678                678
Distribution and Service fees - Investment A & C           143,286           187,899            136,160
Portfolio accounting, transfer and dividend
  disbursing agent fees and expenses                        34,422            34,511             34,326
Directors'/Trustees' fees                                    2,316             2,316              2,316
Custodian                                                    4,141             5,706              4,039
Other                                                       14,176            35,834             18,834
                                                       -----------       -----------        -----------
     Total Expenses                                        505,745           558,529            401,721
                                                       -----------       -----------        -----------
Deduct--
      Fee Waivers                                          130,126           176,225            122,908
                                                       -----------       -----------        -----------
      Net Expenses                                         375,619           382,304            278,813
                                                       -----------       -----------        -----------
             Net Investment Income                         960,554         3,017,778          1,582,423
                                                       -----------       -----------        -----------


REALIZED AND UNREALIZED GAINS
(LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from
  investments                                            8,346,401          (164,088)           214,253
Net change in unrealized appreciation/
  depreciation from investments                          2,535,808          (394,414)            36,924
                                                       -----------       -----------        -----------
Net realized/unrealized gains
  from investments                                      10,882,209          (558,502)           251,177
                                                       -----------       -----------        -----------
Change in net assets resulting
  from operations                                      $11,842,763       $ 2,459,276        $ 1,833,600
                                                       ===========       ===========        ===========


*     Commencement of operations of the fund began January 27, 1997.

(See Notes which are an integral part of the Financial Statements)

FOUNTAIN SQUARE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED MAY 31, 1997
 (Unaudited)

                                                                EQUITY INCOME FUND *              BOND FUND FOR INCOME*
                                                             --------------------------       -----------------------------
                                                             Period Ended   Year Ended        Period Ended    Year Ended
                                                               May 31,        July 31,           May 31,        July 31,
                                                                1997            1996              1997            1996
                                                             --------------------------       ----------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS--
Net investment income                                        $     960,554        $  --       $   3,017,778        $    --
Net realized gains (losses) on investment transactions           8,346,401           --            (164,088)            --
Change in unrealized appreciation
  of investments                                                 2,535,808           --            (394,414)            --
                                                             -------------        -----       -------------        -------
     Change in net assets resulting from operations             11,842,763           --           2,459,276             --
                                                             -------------        -----       -------------        -------
DISTRIBUTIONS TO SHAREHOLDERS--
Dividends to shareholders from net
  investment income                                               (797,675)          --          (2,829,297)            --
                                                             -------------        -----       -------------        -------
FUND SHARE (PRINCIPAL) TRANSACTIONS--
Proceeds from sale of shares                                   104,809,238           --         152,919,778             --
Net asset value of shares issued to shareholders
  in payment of dividends declared                                   2,670           --              14,169             --
Cost of shares redeemed                                         (4,443,449)          --          (3,650,550)            --
                                                             -------------        -----       -------------        -------
     Change in net assets from Fund
      share transactions                                       100,368,459           --         149,283,397             --
                                                             -------------        -----       -------------        -------
          Change in net assets                                 111,413,547           --         148,913,376             --
NET ASSETS:
Beginning of period                                                     --           --                  --             --
                                                             -------------        -----       -------------        -------
End of period                                                $ 111,413,547        $  --       $ 148,913,376        $    --
                                                             =============        =====       =============        =======

                                                                     MUNICIPAL BOND FUND*
                                                                 ----------------------------
                                                                 Period Ended      Year Ended
                                                                    May 31,          July 31,
                                                                     1997             1996
                                                                 ----------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS--
Net investment income                                            $   1,582,423        $   --
Net realized gains (losses) on investment transactions                 214,253            --
Change in unrealized appreciation
  of investments                                                        36,924            --
                                                                 -------------        ------
     Change in net assets resulting from operations                  1,833,600            --
                                                                 -------------        ------
DISTRIBUTIONS TO SHAREHOLDERS--
Dividends to shareholders from net
  investment income                                                 (1,468,398)           --
                                                                 -------------        ------
FUND SHARE (PRINCIPAL) TRANSACTIONS--
Proceeds from sale of shares                                       107,971,615            --
Net asset value of shares issued to shareholders
  in payment of dividends declared                                       1,906            --
Cost of shares redeemed                                             (9,842,057)           --
                                                                 -------------        ------
     Change in net assets from Fund
      share transactions                                            98,131,464            --
                                                                 -------------        ------
          Change in net assets                                      98,496,666            --
NET ASSETS:
Beginning of period                                                         --            --
                                                                 -------------        ------
End of period                                                    $  98,496,666        $   --
                                                                 =============        ======


*  Commencement of operations of the Funds began January 27, 1997.

(See Notes which are an integral part of the Financial Statements)

FOUNTAIN SQUARE EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 1997
(Unaudited)


 PRINCIPAL                    SECURITY                           MARKET
   AMOUNT                    DESCRIPTION                         VALUE
------------ --------------------------------------------     ------------
COMMON STOCK --  96.8%
BANKING -- 13.8%
    105,000  Bank of New York Co., Inc.                         4,475,625
     32,000  Firstar Corp.                                        956,000
     70,000  Mellon Bank Corp.                                  6,125,000
     71,000  Norwest Bank                                       3,798,500
                                                              ------------
             TOTAL                                             15,355,125
                                                              ------------
CHEMICALS -- 4.3%
    250,000  RPM, Inc.                                          4,750,000
                                                              ------------
ELECTRIC EQUIPMENT -- 5.1%
     44,000  Emerson Electric Co.                               2,376,000
     54,600  General Electric Co.                               3,296,475
                                                              ------------
             TOTAL                                              5,672,475
                                                              ------------
FINANCIAL SERVICES -- 11.6%
     15,000  Cincinnati Financial Corp.                         1,173,750
     85,000  Edwards (A.G.), Inc.                               3,155,625
     96,000  Federal National Mortgage Stock                    4,188,000
    162,000  United Asset Management Corp.                      4,515,750
                                                              ------------
             TOTAL                                             13,033,125
                                                              ------------
FOOD -- 4.1%
    107,000  Heinz (H.J.) Co.                                   4,601,000
                                                              ------------
INSURANCE -- 3.4%
     85,000  American General Corp.                             3,761,250
                                                              ------------
MANUFACTURING -- 4.3%
    190,000  Federal Signal Corp.                               4,845,000
                                                              ------------
OFFICE EQUIPMENT & SUPPLIES -- 3.2%
     50,000  Pitney-Bowes, Inc.                                 3,512,500
                                                              ------------
OIL & GAS -- 11.2%
     42,000  Amoco Corp.                                        3,753,750
     65,000  Chevron Corp.                                      4,550,000
     30,000  Mobil Corp.                                        4,196,250
                                                              ------------
             TOTAL                                             12,500,000
                                                              ------------
PHARMACEUTICALS -- 8.0%
     53,000  American Home Products                             4,041,250
     20,000  Merck & Co., Inc.                                  1,797,500
     12,000  Pfizer, Inc.                                       1,234,500
     20,000  Schering - Plough Corp.                            1,815,000
                                                              ------------
             TOTAL                                              8,888,250
                                                              ------------
RETAILING -- 2.8%
     60,000  J.C. Penney, Inc.                                  3,090,000
                                                              ------------
TELECOMMUNICATIONS -- 10.8%
    135,000  Alltel Corp.                                       4,438,125
     86,000  Ameritech Corp.                                    5,633,000
     45,000  GTE Corp.                                          1,985,625
                                                              ------------
             TOTAL                                             12,056,750
                                                              ------------
TRANSPORTATION -- 4.1%
     80,000  GATX Corp.                                         4,540,000
                                                              ------------
UTILITIES\ELECTRIC -- 7.2%
     90,000  Cinergy Corp.                                      3,150,000
     60,000  Duke Power                                         2,700,000
     62,000  KU Energy Corp.                                    2,139,000
                                                              ------------
             TOTAL                                              7,989,000
                                                              ------------
UTILITIES\NATURAL GAS -- 2.9%
    110,000  AGL Resources, Inc.                                2,103,750
     22,000  Consolidated Natural Gas Co.                       1,168,750
                                                              ------------
             TOTAL                                              3,272,500
                                                              ------------
  TOTAL COMMON STOCK  (Cost $76,501,521)                      107,866,975
                                                              ------------
CONVERTIBLE BONDS -- 1.6%
             Financial
  1,000,000  Cincinnati Financial Corp., 5.50%, 5/1/02          1,780,000
                                                              ------------
             TOTAL CONVERTIBLE BONDS  (Cost, $1,136,191)        1,780,000
                                                              ------------
*  Repurchase Agreement -- 1.3%
  1,480,000  UBS Securities Repurchase Agreement
             dated 5.52%, due 6/02/97 (at amortized cost)       1,480,000
                                                              ------------
             TOTAL REPURCHASE AGREEMENTS                        1,480,000
                                                              ------------
             TOTAL INVESTMENTS  (Cost, $79,117,712)           111,126,975
                                                              ============

* The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

** The cost of investments for federal tax purposes amounts to $79,117,712. The net unrealized appreciation of investments on federal tax basis amounts to $32,009,26 which is composed of $32,009,263 appreciation and $0 depreciation at May 31, 1997.

Note: The categories of investments are shown as a percentage of net assets ($111,413,547) at May 31, 1997

(See Notes which are an integral part of the Financial Statements.)

FOUNTAIN SQUARE BOND FUND FOR INCOME
PORTFOLIO OF INVESTMENT
MAY 31, 1997
(Unaudited)


 PRINCIPAL                                  SECURITY                                           MARKET
   AMOUNT                                  DESCRIPTION                                          VALUE
------------   -------------------------------------------------------------------------    ------------
ASSET BACKED SECURITIES -- 3.4%
               Financial -- 3.4%
 $3,000,000    Contimortgage Home Equity Loan Trust, 7.33%, 3/15/27                         $  2,977,140
  2,000,000    Standard Credit Card Master Trust I, Series 1994-2 Class A, 7.25%,4/7/08        2,024,440
                                                                                            ------------
                 Total Asset Backed Securities (Cost-$4,928,209)                               5,001,580
                                                                                            ------------
CORPORATE BONDS -- 42.6%
               AGRICULTURE, FORESTRY & FISHING -- 2.6%
  4,000,000    Archers-Danial-Midland Co., 6.25%, 5/15/03                                      3,860,407
                                                                                            ------------
BANKING -- 4.1%
  1,000,000    Deutsche Bank Financial Medium Term Note, 9.28%, 5/31/99                        1,051,267
  5,000,000    Southern National Corp., 7.05%, 5/23/03                                         4,984,240
                                                                                            ------------
                 TOTAL                                                                         6,035,507
                                                                                            ------------
               CHEMICALS -- 3.4%
  5,000,000    Engelhard Corp., 7.00%, 8/1/01                                                  5,015,040
                                                                                            ------------
               COMPUTERS -- 2.0%
  3,000,000    International Business Machines, 6.38%, 6/15/00                                 2,974,994
                                                                                            ------------
               DIVERSIFIED OPERATIONS -- 3.3%
  5,000,000    Tyco International Ltd, 6.38%, 1/15/04                                          4,807,020
                                                                                            ------------
               FINANCIAL -- 18.8%
  5,000,000    American General Finance Corp., 7.25% 4/15/00                                   5,073,955
  5,000,000    Bear Stearns, Inc., 7.25%, 10/15/06                                             4,934,914
  5,000,000    CIT Group Holdings, 6.25%, 3/28/01                                              4,921,235
  5,000,000    General Electric Capital Corp., 6.94%, 3/25/27                                  5,001,100
  5,000,000    Paine Webber Group, 6.68%, 2/10/04                                              4,826,880
  2,500,000    RBSG Capital Corp., 10.13%, 3/1/04                                              2,854,550
                                                                                            ------------
                 TOTAL                                                                        27,612,634
                                                                                            ------------
               INSURANCE -- 3.2%
  5,000,000    Met Life, 6.30%, 11/1/03                                                        4,759,509
                                                                                            ------------
               OFFICE AUTOMATION & EQUIPMENT -- 3.8%
  5,000,000    Pitney Bowes, Inc., 8.63%, 2/15/08                                              5,516,459
                                                                                            ------------
               TELECOMMUNICATIONS -- 0.7%
  1,000,000    British Telecommunications, Inc., 9.38%, 2/15/99                                1,046,306
                                                                                            ------------

               UTILITIES -- 0.7%
  1,000,000    Southern New England, 8.00%, 11/20/01                                           1,043,676
                                                                                            ------------
                 TOTAL CORPORATE BONDS (Cost-$63,210,867)                                     62,671,552
                                                                                            ------------
U.S. GOVERNMENT AGENCIES -- 9.3%
  5,000,000    Federal Home Loan Bank, 7.87%, 12/15/97                                         5,057,490
  3,250,000    Federal Home Loan Bank, 7.31%, 6/16/04                                          3,343,262
        163    Federal Home Loan Mortgage Corp., 7.50%, 2/1/02                                       165
  5,000,000    Federal National Mortgage Assoc., 8.50%, 2/1/97 (Callable 2/1/00)               5,194,465
                                                                                            ------------
                 TOTAL U.S. GOVERNMENT AGENCIES  (Cost-$13,435,171)                           13,595,382
                                                                                            ------------
U.S. Treasury Notes -- 31.2%
 $1,000,000    8.63%, 8/15/97                                                                  1,006,875
  2,500,000    9.00%, 5/15/98                                                                  2,571,875
  2,580,000    9.25%, 8/15/98                                                                  2,676,750
  1,750,000    7.13%, 10/15/98                                                                 1,774,610
  5,000,000    6.25%, 3/31/99                                                                  5,007,815
 10,000,000    6.50%, 4/30/99                                                                 10,056,250
  2,000,000    8.00%, 8/15/99                                                                  2,070,626
  4,000,000    7.75%, 2/15/01                                                                  4,170,000
  7,250,000    7.50%, 11/15/01                                                                 7,524,144
    750,000    6.13%, 12/31/01                                                                   738,985
  8,200,000    6.88%, 5/15/06                                                                  8,302,500
                                                                                            ------------
                 TOTAL U.S. TREASURY NOTES  (Cost-$45,227,060)                                45,900,430
                                                                                            ------------

FOUNTAIN SQUARE BOND FUND FOR INCOME


 PRINCIPAL                                  SECURITY                                           MARKET
   AMOUNT                                  DESCRIPTION                                          VALUE
-----------    --------------------------------------------------------------------------   ------------
REPURCHASE AGREEMENTS --13.5%
 19,816,000    UBS Securities Repurchase Agreement, 5.52%, 6/2/97                             19,816,000
                                                                                            ------------
                 Total Repurchase Agreements  (Cost-$19,816,000)                              19,816,000
                                                                                            ------------
                 Total Investments (Cost-$146,617,307)                                      $146,984,944
                                                                                            ============


* The cost of investments for federal tax purposes amounts to $146,617,307. The Net Unrealized appreciation of investments on federal tax basis amounts to $367,637 which is composed of $1,185,371 appreciation and $817,735 depreciation at May 31, 1997.

Note: The categories of investments are shown as a percentage of net assets($146,984,944) at May 31, 1997.

FOUNTAIN SQUARE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENT
MAY 31, 1997
(Unaudited)


 PRINCIPAL                                  SECURITY                                                     MARKET
   AMOUNT                                  DESCRIPTION                                                    VALUE
------------   --------------------------------------------------------------------------------        -----------
MUNICIPAL BONDS -- 97.2%

               ALABAMA -- 3.1%
  2,000,000    Dothan GO, 5.25%, 9/1/10 (Callable 9/1/05 @ 102)                                          1,992,280
  1,000,000    Shelby County Board of Education, Revenue, 5.50%, 2/1/08 (Callable 2/1/05 @ 102)          1,030,160
                                                                                                        ----------
                 Total                                                                                   3,022,440
                                                                                                        ----------
               ARIZONA -- 2.1%
  1,000,000    Phoenix GO, 5.80%, 7/1/07 (Callable 7/1/05 @ 102)                                         1,068,440
  1,000,000    State Transportation Board Excise, Revenue, 7.20%, 7/1/97                                 1,002,950
                                                                                                        ----------
                 Total                                                                                   2,071,390
                                                                                                        ----------
               CONNECTICUT -- 2.1%
  2,000,000    State GO, 5.70%, 3/15/10 (Callable 3/15/03 @ 102)                                         2,054,960
                                                                                                        ----------
               DELAWARE -- 2.1%
  1,000,000    State GO, 5.80%, 8/15/99                                                                  1,033,340
  1,000,000    Transportation Authority, Revenue, 5.70%, 7/1/06 (Callable 7/1/02 @ 102)                  1,044,930
                                                                                                        ----------
                 Total                                                                                   2,078,270
                                                                                                        ----------

               FLORIDA -- 8.0%
  1,625,000    Broward County Water & Sewer, Revenue, 7.00%, 10/1/98                                     1,674,725
  1,000,000    Jacksonville Excise Taxes, Revenue, 5.25%, 10/1/08 (Callable 10/1/03 @ 101)               1,010,010
  1,000,000    School District Boards Association Inc, Revenue, 6.70%, 7/1/97                            1,002,500
  1,000,000    State Board of Education Capital Outlay GO, 6.25%, 6/1/99                                 1,038,790
  1,000,000    State GO, 6.20%, 7/1/99 (Callable 7/1/97 @ 101)                                           1,021,080
  1,000,000    State Turnpike Authority, Revenue, 7.45%, 7/1/00 (Callable 7/1/99 @ 102)                  1,079,000
  1,000,000    Volusia County School District GO, 5.88%, 8/1/00                                          1,042,190
                                                                                                        ----------
                 Total                                                                                   7,868,295
                                                                                                        ----------

               HAWAII -- 2.1%
  1,000,000    Honolulu City & County GO, 5.80%, 3/1/01                                                  1,042,250
  1,000,000    State GO, 6.90%, 12/1/00                                                                  1,035,480
                                                                                                        ----------
                 Total                                                                                   2,077,730
                                                                                                        ----------

               ILLINOIS -- 8.2%
  1,000,000    Chicago GO, 5.40%, 1/1/09 (Callable 1/1/04 @ 102)                                         1,008,700
  2,000,000    Chicago O'Hara International Airport, Revenue, 5.63%, 1/1/15 (Callable 1/1/06 @ 102)      1,998,780
  1,000,000    Chicago Park District GO, 6.10%, 11/15/05                                                 1,074,380
  1,000,000    Chicago Park GO, 5.20%, 1/1/09 (Callable 1/1/06 @ 102)                                      995,140
  2,000,000    Du Page County, Revenue, 5.60%, 1/1/21                                                    2,012,960
  1,000,000    State GO, 5.50%, 8/1/03                                                                   1,032,610
                                                                                                        ----------
                 Total                                                                                   8,122,570
                                                                                                        ----------

               INDIANA -- 6.0%
  1,450,000    Bank Board, Revenue, 5.80%, 2/1/08 (Callable 2/1/05 @ 101)                                1,515,989
  1,450,000    Merrillville Multi School, Revenue Bond, 5.63%, 1/15/19 (Callable 1/15/07 @ 102)          1,420,594
  1,000,000    Municipal Power Agency Supply, Revenue, 5.38%, 1/1/03                                     1,028,820
  1,875,000    Munster School Building Corp., 5.70%, 7/15/10 (Callable 1/15/05 @ 101)                    1,919,494
                                                                                                        ----------
                 Total                                                                                   5,884,897
                                                                                                        ----------

               KANSAS -- 1.3%
  1,250,000    Douglas County, Union School District GO, 6.00%, 9/1/09                                   1,309,475
                                                                                                        ----------

               KENTUCKY -- 2.0%
  1,000,000    State Property & Buildings Commission, Revenue, 4.70%, 9/1/04 (Callable 9/1/03              989,890
                   @ 102)
  1,000,000    State Property & Buildings Commission, Revenue, 5.30%, 11/1/07                            1,024,910
                     (Callable 11/1/05 @ 102)
                 Total                                                                                   2,014,800
                                                                                                        ----------
               MASSACHUSETTS --1.0%
  1,000,000    State GO, 5.25%, 8/1/06 (Callable 8/1/05 @ 101)                                           1,025,530
                                                                                                        ----------

FOUNTAIN SQUARE MUNICIPAL BOND FUND


 PRINCIPAL                                  SECURITY                                                     MARKET
   AMOUNT                                  DESCRIPTION                                                    VALUE
------------   --------------------------------------------------------------------------------        -----------
MUNICIPAL BONDS -- CONTINUED
               MARYLAND -- 2.0%
  1,000,000    University System, Revenue, 4.35%, 10/1/03                                                  972,840
  1,000,000    Washington Subern San District Water GO, 5.00%, 6/1/02                                    1,016,350
                                                                                                        ----------
                 Total                                                                                   1,989,190
                                                                                                        ----------
               MICHIGAN -- 2.9%
  1,000,000    Chelsea School District, GO, 5.70%, 5/1/10 (Callable 5/1/05 @ 101)                        1,031,390
  2,000,000    Johannesburg-Lewiston Schools, GO, 5.00%, 5/1/16                                          1,869,840
                                                                                                        ----------
                 Total                                                                                   2,901,230
                                                                                                        ----------
               MINNESOTA -- 4.1%
  2,000,000    Hennepin County,  Revenue, 5.75% 10/1/10 (Callable 10/1/02 @ 102)                         2,068,680
  2,000,000    Western Municipal Power Agency, Revenue, 5.50%, 1/1/12 (Callable 1/1/06 @ 102)            2,017,460
                                                                                                        ----------
                 Total                                                                                   4,086,140
                                                                                                        ----------
               NEBRASKA -- 0.8%
    700,000    Lincoln Water Revenue, Revenue, 6.85%, 11/1/03                                              756,189
                                                                                                        ----------
               NEW HAMPSHIRE -- 1.0%
  1,000,000    State GO, 5.00%, 9/1/12 (Callable 9/1/06 @ 101)                                             963,740
                                                                                                        ----------
               NEVADA -- 5.5%
  1,285,000    Carson City, School District, GO, 5.00%, 4/1/06 (Callable 4/1/04 @ 101)                   1,284,910
  2,000,000    Clark County, School District, GO, 5.80%, 6/15/11 (Callable 6/15/05 @ 101)                2,051,680
  1,000,000    Douglas County, School District, GO, 5.90%, 6/1/08 Callable 6/1/02 @ 101)                 1,042,710
  1,000,000    Washoe County, School District, GO, 7.70%, 8/1/04, MBIA                                   1,026,420
                                                                                                        ----------
                 Total                                                                                   5,405,720
                                                                                                        ----------
               OHIO -- 5.1%
  1,000,000    Columbus GO, 6.88%, 9/15/05 (Callable 9/15/01 @ 100)                                      1,091,020
  1,000,000    Columbus Sewer Improvement No 26-E-U GO, 6.50%, 9/15/01                                   1,077,180
  1,000,000    State Building Authority, Revenue, 6.38%, 6/1/07 (Callable 6/1/01 @ 101)                  1,068,370
  1,000,000    State Public Facilities Commission, Revenue, 6.50%, 6/1/01 (Callable 6/1/99 @ 102)        1,061,540
    750,000    University of Cincinnati Series R9, Revenue, 5.60%, 6/1/07  (Callable 6/1/03 @ 100)         772,695
                                                                                                        ----------
                 Total                                                                                   5,070,805
                                                                                                        ----------
               OKLAHOMA -- 1.1%
  1,000,000    Woodward Municipal Authority Sales, Revenue, 5.85%, 11/1/12
                  (Callable 11/1/03 @ 101.5)                                                             1,030,750
                                                                                                        ----------
               PENNSYLVANIA -- 5.9%
  1,750,000    Intergovernmental, Coop Authority Special Tax Revenue, 5.50% 6/15/16                      1,725,587
  2,000,000    State Higher Educational Facilities Authority Health Services, Revenue, 5.10%, 1/1/05     2,018,700
  2,000,000    State GO, 5.13%, 3/15/04                                                                  2,029,060
                                                                                                        ----------
                 Total                                                                                   5,773,347
                                                                                                        ----------
               TENNESSEE -- 2.3%
  1,000,000    Memphis GO, 5.40%, 8/1/09 (Callable 8/1/02 @ 101)                                         1,018,310
  1,180,000    Oak Ridge GO, 5.55%, 7/1/10 (Callable 7/1/02 @ 102)                                       1,199,966
                                                                                                        ----------
                 Total                                                                                   2,218,276
                                                                                                        ----------
               TEXAS -- 9.1%
  2,000,000    Houston Hotel Occupancy, 5.50%, 7/1/15                                                    1,990,820
  2,000,000    Lamar Consolidated Independent School District GO, 4.50% 2/15/09                          1,856,640
  1,000,000    Mesquite GO, 5.45%, 2/15/10 (Callable 2/15/05 @ 100)                                      1,008,300
  1,000,000    San Antonia Improvement GO, 5.20%, 8/1/10 (Callable 8/1/06 @ 100)                           995,590
  1,000,000    State GO, 7.00%, 10/1/03                                                                  1,058,870
  1,000,000    State GO, 7.60%, 12/1/97 (Callable 7/1/04 @ 100)                                          1,019,400
  1,000,000    Water Developement Board, Revenue, 5.50%, 7/15/00                                         1,030,560
                                                                                                        ----------
                 Total                                                                                   8,960,180
                                                                                                        ----------

FOUNTAIN SQUARE MUNICIPAL BOND FUND


 PRINCIPAL                                  SECURITY                                                     MARKET
   AMOUNT                                  DESCRIPTION                                                    VALUE
------------   --------------------------------------------------------------------------------        -----------
MUNICIPAL BONDS -- CONTINUED
               UTAH -- 2.7%
  1,000,000    Iron County School District, GO, 5.90%, 1/15/05                                           1,062,920
  1,530,000    St George Water, Revenue, 5.60%, 6/1/10 (Callable 6/1/05 @ 101)                           1,558,137
                                                                                                        ----------
                 Total                                                                                   2,621,057
                                                                                                        ----------
               VIRGINIA -- 2.1%
  1,000,000    Beach GO, 5.70%, 11/1/07 (Callable 11/1/04 @ 102)                                         1,055,880
  1,000,000    State Public Building Authority, Revenue, 5.70%, 8/1/00                                   1,035,250
                                                                                                        ----------
                 Total                                                                                   2,091,130
                                                                                                        ----------
               WASHINGTON -- 7.4%
  1,000,000    King County School District No. 411 GO, 4.70%, 12/1/05 (Callable 12/1/03 @ 101)             979,560
  2,000,000    King County School District No. 411 GO, 6.50%, 12/1/09                                    2,179,860
  1,000,000    Spokane Regional Solid Waste, Revenue Bond, 5.50%, 12/1/10                                1,013,540
  2,000,000    State Public Power Supply System, Revenue, 5.60%, 7/1/07                                  2,046,300
  1,000,000    State Public Power Supply System, Revenue, 7.50%, 7/1/03 (Callable 1/1/01 @ 102)          1,098,880
                                                                                                        ----------
                 Total                                                                                   7,318,140
                                                                                                        ----------
               WISCONSIN -- 7.2%
  1,450,000    Appleton Area School District GO, 4.70%, 4/1/06                                           1,422,189
  1,000,000    Milwaukee County GO, 6.00%, 12/1/99                                                       1,027,020
  1,000,000    Milwaukee GO, 5.30%, 6/15/07                                                              1,030,430
  1,500,000    State GO, Refunding, Series 3, 4.88%, 11/1/05                                             1,503,540
  2,000,000    State GO, Series E, 6.80%, 5/1/98                                                         2,054,140
                                                                                                        ----------
                 Total                                                                                   7,037,319
                                                                                                        ----------
                 Total Municipal Bonds                                                                  95,753,570
                                                                                                        ----------

CASH EQUIVALENTS -- 0.7%
               Stifs/Money Markets -- 0.7%
    250,000    Federated Tax Free Trust                                                                    250,000
    401,327    SEI Institutional Tax Free Fund                                                             401,327
                                                                                                        ----------
                 Total Cash Equivalents                                                                    651,327
                                                                                                        ----------
                 Total Investments (Cost-$ 94,927,496)                                                  96,404,897


* The cost of investments for federal tax purposes amounts to $94,927,496. The net unrealized appreciation of investments on federal tax basis amounts to $1,477,401 which is composed of $1,750,570 appreciation and $273,169 depreciation at May 31, 1997.

Note: The categories of investments are shown as a percentage of net assets($98,496,666) at May 31, 1997.

The following abbreviations are used in this portfolio.

GO -- General Obligation
MBIA -- Municipal Bond Insurance Association

FOUNTAIN SQUARE FUNDS
NOTES TO FINANCIAL STATEMENTS
MAY 31, 1997
(UNAUDITED)


1) ORGANIZATION

Fountain Square Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. At May 31, 1997, the Trust consisted of thirteen separate investment portfolios.

The accompanying financial statements relate only to the following Funds (referred to individually as "Fund" and collectively as "Funds"):

Portfolio Name
Fountain Square Equity Income Fund ("Equity Income Fund")
Fountain Square Bond Fund For Income ("Bond Fund For Income")
Fountain Square Municipal Bond Fund ("Municipal Bond Fund")

The Equity and Income Funds each issue two classes of shares: Investment A Shares and Investment C Shares. The Investment A Shares are subject to initial sales charges imposed at the time of purchase, in accordance with the Funds' prospectus. Certain redemptions of Investment C Shares made within one year of purchase are subject to contingent deferred sales charges in accordance with the Funds' prospectus. Each class of shares for each Fund has identical rights and privileges except with respect to Administrative Services fees paid by Investment C Shares and 12b-1 Fees paid by the Investment A Shares, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares.

The investment objective of the Equity Income Fund is to provide a high level of current income consistent with capital appreciation. The Fund pursues its objective by investing in a diversified portfolio of high quality common stocks or convertible securities that have above-average current yield. The investment objective of the Bond Fund For Income is to provide a high level of current income. The Fund pursues its objective by investing in a diversified portfolio of investment grade debt securities with remaining maturities of ten years or less. The investment objective of the Municipal Bond Fund is to provide a high level of current income that is exempt from federal regular income taxes. The Fund pursues its objective by investing primarily in a diversified portfolio of investment grade municipal securities.

2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. SECURITIES VALUATIONS--Investments in equity securities are determined on the basis of the mean between the latest available bid and asked prices in the principal market (last sales price on a national securities exchange). For unlisted securities, value is determined on the basis of the latest bid prices. Investments in other open-end investment companies are valued at net asset value as reported by such companies. Bonds and other fixed income securities are valued at prices provided by an independent pricing service. Value of all other securities is determined at fair value in good faith by the Board of Trustees (the "Trustees).

B. REPURCHASE AGREEMENTS--The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's advisor to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Trustees. It is the policy of the Funds to require the custodian or sub-custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

C. SECURITIES TRANSACTIONS AND RELATED INCOME--Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

D. OPTION CONTRACTS--The Funds may write or purchase option contracts. A written option obligates the Fund to deliver (a call), or to receive (a put), the contract amount of foreign currency upon exercise by the holder of the option. The value of the option contract is recorded as a liability, and unrealized gain or loss is measured by the difference between the current value and the premium received. At May 31, 1997, the Funds had no written options outstanding.

E. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are valued daily and begin earning interest on the settlement date.

F. DIVIDENDS TO SHAREHOLDERS--Dividends from net investment income are declared and paid monthly for the Funds. Distributable net realized gains, if any, are declared and distributed at least annually.

Dividends from net investment income and from net realized capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, foreign currency transactions, expiring capital loss carryforwards and deferrals of certain losses.

G. FEDERAL TAXES--It is the Funds' policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal income tax is necessary. However, federal taxes may be imposed on the International Equity Fund upon the disposition of certain investments in passive foreign investment companies. Withholding taxes on foreign dividends have been provided for in accordance with the International Equity Fund's understanding of the applicable country's tax rules and rates.

H. DEFERRED EXPENSES--The costs incurred by each Fund with respect to registration of their shares in their first fiscal year, excluding the initial expense of registering their shares, have been deferred and are being amortized using the straight-line method not to exceed a period of five years from each Fund's commencement date.


3) SHARES OF BENEFICIAL INTEREST

Transactions in Fund shares were as follows:

Printer: Insert lotus file here


4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Fifth Third Bank, the Trust's investment advisor (the "Advisor"), receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets (see below).

                                                  ANNUAL
                        FUND                       RATE
                        ----                       ----
       Equity Income Fund......................    0.80%
       Bond Fund For Income..................      0.55%
       Municipal Bond Fund....................     0.55%

The Advisor may voluntarily choose to waive a portion of its fee and reimburse certain operating expenses of each Fund. The Advisor can modify or terminate this voluntary waiver and reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE-BISYS Fund Services L.P. ("BISYS") serves as the Trust's administrator.

FOUNTAIN SQUARE FUNDS

                                                                    BOND FOR INCOME FUND
                                         ----------------------------------------------------------------------------
                                                   PERIOD ENDED                              PERIOD ENDED
                                                   MAY 31, 1997 *                          JANUARY 31, 1997 *
                                         ----------------------------------        ----------------------------------
                                             SHARES               AMOUNT              SHARES               AMOUNT
                                         -------------        -------------        -------------        -------------
Investment A Shares
      Sold                                  12,737,418        $ 152,818,778           11,523,392        $  85,580,831
      Reinvestment of dividends                  1,146               13,653                   --                   --
      Redeemed                                (300,996)          (3,650,485)             (11,108)            (166,530)
                                         -------------        -------------        -------------        -------------
Net increase - Investment A Shares          12,437,568          149,181,946           11,512,284           85,414,301
                                         -------------        -------------        -------------        -------------
Investment C Shares
      Sold                                       8,424              101,000                   --                   --
      Reinvestment of dividends                     43                  516                   --                   --
      Redeemed                                      (5)                 (65)                  --                   --
                                         -------------        -------------        -------------        -------------
Net increase - Investment C Shares               8,462              101,451                   --                   --
                                         -------------        -------------        -------------        -------------
Net increase in Fund                        12,446,030          149,283,397           11,512,284           85,414,301
                                         =============        =============        =============        =============


                                                                    MUNICIPAL BOND FUND
                                         ----------------------------------------------------------------------------
                                                   PERIOD ENDED                              PERIOD ENDED
                                                   MAY 31, 1997 *                          JANUARY 31, 1997 *
                                         ----------------------------------        ----------------------------------
                                             SHARES               AMOUNT              SHARES               AMOUNT
                                         -------------        -------------        -------------        -------------
Investment A Shares
      Sold                                   8,964,560        $ 107,613,599            8,391,601        $  11,242,649
      Reinvestment of dividends                     49                  595                   --                   --
      Redeemed                                (818,655)          (9,812,052)             (15,514)            (187,435)
                                         -------------        -------------        -------------        -------------
Net increase - Investment A Shares           8,145,954           97,802,142            8,376,087           11,055,214

Investment C Shares
      Sold                                      29,714        $     358,016                   --        $          --
      Reinvestment of dividends                    109                1,311                   --                   --
      Redeemed                                  (2,506)             (30,005)                  --                   --
                                         -------------        -------------        -------------        -------------
Net increase - Investment C Shares              27,317              329,322                   --                   --
                                         -------------        -------------        -------------        -------------
Net decrease in Fund                         8,173,271           98,131,464            8,376,087           11,055,214
                                         =============        =============        =============        =============


                                                                     EQUITY INCOME FUND
                                         ----------------------------------------------------------------------------
                                                   PERIOD ENDED                           PERIOD ENDED
                                                   MAY 31, 1997 *                       JANUARY 31, 1997 *
                                         ----------------------------------        ----------------------------------
                                             SHARES               AMOUNT              SHARES               AMOUNT
                                         -------------        -------------        -------------        -------------
Investment A Shares
      Sold                                   8,728,918        $ 104,804,238            8,608,367        $ 100,864,283
      Reinvestment of dividends                    196                2,459                   --                   --
      Redeemed                                (353,794)          (4,443,449)             (19,739)            (300,411)
                                         -------------        -------------        -------------        -------------
Net increase - Investment A Shares           8,375,320          100,363,248            8,588,628          100,563,872
                                         -------------        -------------        -------------        -------------
Investment C Shares
      Sold                                         395        $       5,000                   --        $          --
      Reinvestment of dividends                     17                  211                   --                   --
      Redeemed                                      --                   --                   --                   --
                                         -------------        -------------        -------------        -------------
Net increase - Investment C Shares                 412                5,211                   --                   --
                                         -------------        -------------        -------------        -------------
Net increase in Fund                         8,375,732          100,368,459            8,588,628          100,563,872
                                         =============        =============        =============        =============

The administrator generally assists in all aspects of the Trust's administration and operation including providing the Funds with certain administrative personnel and services necessary to operate the Funds. Pursuant to a separate agreement with BISYS, Fifth Third Bank performs sub-administrative services on behalf of the Fund including providing certain administrative personnel and services necessary to operate the Fund, for which it receives a fee from BISYS computed daily as a percentage of the daily net assets of the Fund at .025%. Under the terms of the administration agreement, BISYS' fees are computed daily as a percentage of the average net assets of the Trust for the period. Administration fees are computed at 0.10% of first $1 billion of net assets of the Trust, 0.08% of net assets of the Trust between $1 billion and $2 billion, and 0.07% of more than $2 billion of net assets of the Trust.

DISTRIBUTION SERVICES FEE--BISYS serves as the Trust's principal distributor (the "Distributor"). The Trust has entered into a Distribution Plan with the Distributor with respect to Investment A Shares and Investment C Shares. This Plan is in accordance with Rule 12b-1 under the 1940 Act. Under the Distribution Plan, the Funds may pay a fee to the Distributor in an amount computed at an annual rate of up to 0.35% for Investment A Shares and up to 0.75% for Investment C Shares. The Distributor may voluntarily choose to waive all or a portion of its fee. The Distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE SERVICES FEE--The Trust has entered into an Administrative Services Agreement with Fifth Third Bank with respect to Investment C Shares. Under the Plan, the Funds may make payments up to 0.0025% of the average daily net asset value of Investment C Shares in exchange for certain administrative services for shareholders and for the maintenance of shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT, ACCOUNTING AND CUSTODY FEES--Fifth Third Bank serves as transfer and dividend disbursing agent for the Funds for which it receives a fee. The fee is based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses.

Fifth Third Bank also maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses.

Fifth Third Bank is the Funds' custodian for which it receives a fee. The fee is based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses. Custodian fees waived for the quarter ended May 31, 1997 were as follows:

                           FUND                               FEES WAIVED
                           ----                               -----------
                  Equity Income Fund                             $130,126
                  Bond Fund For Income                            176,225
                  Municipal Bond Fund                             122,908

Certain of the Officers and Trustees of the Trust are Officers and Trustees of the above companies.

5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities for the quarter ended May 31, 1997, were as follows:

                  EQUITY           BOND                MUNICIPAL
                  INCOME           FUND FOR            BOND
                  FUND             INCOME              FUND
                  ----             ------              ----
PURCHASES       $18,574,496       $65,456,270       $17,635,513
SALES           $18,492,619       $61,383,775       $13,907,918

6)  ACQUISITION OF COMMON COLLECTIVE TRUST FUNDS

   On January 27, 1997, the Equity Income Fund, Bond Fund For Income, and Municipal Bond Fund acquired all of the assets of various common trust funds maintained by affiliates of Fifth Third Bancorp. The following is a summary of shares issued, net assets acquired, net asset value per shares and unrealized appreciation as of the dates acquired:

                                               Equity             Bond             Municipal
                                               Income             Fund For         Bond
                                               Fund               Income           Fund
                                               ----               ------           ----
Shares                                          8,607,971         11,494,611          8,339,644
Net Assets                                   $103,295,647       $137,938,291       $100,075,733
Net Asset Value                              $      12.00       $      12.00       $      12.00
Unrealized Appreciation (Depreciation)       $ 29,473,455       $    762,051       $  1,440,477

FOUNTAIN SQUARE EQUITY INCOME FUND
FINANCIAL HIGHLIGHTS -- INVESTMENT A SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                     For the
                                                     Period
                                                      Ended
                                                     May 31,
                                                      1997*
                                                  -------------
                                                     (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD              $       12.00
                                                  -------------
INCOME FROM INVESTMENT OPERATIONS
    Net investment income                                  0.11
    Net realized and unrealized gains
      on investments                                       1.28
                                                  -------------
    Total from investment operations                       1.39
                                                  -------------
LESS DISTRIBUTIONS
    Dividends to Shareholders from net
      investment income                                   (0.09)
                                                  -------------
NET ASSET VALUE, END OF PERIOD                    $       13.30
                                                  =============
TOTAL RETURN **                                           11.67%(e)
RATIOS TO AVERAGE NET ASSETS
    Expenses                                               1.08%(b)
    Net investment income (loss)                           2.69%(b)
    Expense waiver/reimbursement (a)                       0.36%(b)
SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)             111,365
    Portfolio turnover rate (c)                              18%
    Average Commission rate paid (d)              $      0.0651


* Reflects operations for the period from January 27, 1997 (date of commencement of operations) to May 31, 1997.

** Based on net asset value, which does not reflect the contingent deferred sales charge.

(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(b)      Annualized.

(c) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(d) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

(e)      Represents return since inception of the fund, not annualized.

(See Notes which are an integral part of the Financial Statements)

FOUNTAIN SQUARE EQUITY INCOME FUND
FINANCIAL HIGHLIGHTS -- INVESTMENT C SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                      For the
                                                                       Period
                                                                        Ended
                                                                       May 31,
                                                                        1997*
                                                                       --------
                                                                     (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                                   $  12.21
                                                                       --------
INCOME FROM INVESTMENT OPERATIONS
    Net investment income                                                  0.07
    Net realized and unrealized gains
      on investments                                                       1.09
                                                                       --------
    Total from investment operations                                       1.16
                                                                       --------
LESS DISTRIBUTIONS
    Dividends to Shareholders from net
      investment income                                                   (0.06)
                                                                       --------
NET ASSET VALUE, END OF PERIOD                                         $  13.31
                                                                       ========
TOTAL RETURN **                                                           11.48%(e)
RATIOS TO AVERAGE NET ASSETS
    Expenses                                                               1.58%(b)
    Net investment income (loss)                                           1.94%(b)
    Expense waiver/reimbursement (a)                                       0.26%(b)
SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)                                  49
    Portfolio turnover rate (c)                                              18%
    Average Commission rate paid (d)                                   $ 0.0651


* Reflects operations for the period from February 5, 1997 (date of commencement of operations) to May 31, 1997.

** Based on net asset value, which does not reflect the contingent deferred sales charge.

(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(b)      Annualized.

(c) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(d) Represents the total dollar amount of commissions paid on protfolio transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

(e)      Represents return since inception of the fund, not annualized.

(See Notes which are an integral part of the Financial Statements)

FOUNTAIN SQUARE BOND FUND FOR INCOME FUND
FINANCIAL HIGHLIGHTS -- INVESTMENT A SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                    For the
                                                    Period
                                                     Ended
                                                    May 31,
                                                     1997*
                                                  -----------
                                                  (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD              $     12.00
                                                  -----------
INCOME FROM INVESTMENT OPERATIONS
    Net investment income                                0.26
    Net realized and unrealized losses
      on investments                                    (0.06)
                                                  -----------
    Total from investment operations                     0.20
                                                  -----------
LESS DISTRIBUTIONS
    Dividends to Shareholders from net
      investment income                                 (0.24)
                                                  -----------
NET ASSET VALUE, END OF PERIOD                    $     11.96
                                                  ===========
TOTAL RETURN **                                          1.72%(d)
RATIOS TO AVERAGE NET ASSETS
    Expenses                                             0.81%(b)
    Net investment income (loss)                         6.18%(b)
    Expense waiver/reimbursement (a)                     0.36%(b)
SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)           148,807
    Portfolio turnover rate (c)                            48%



* Reflects operations for the period from January 27, 1997 (date of commencement of operations) to May 31, 1997.

** Based on net asset value, which does not reflect the contingent deferred sales charge.

(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(b)      Annualized.

(c) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(d)      Represents return since inception of the fund, not annualized.

(See Notes which are an integral part of the Financial Statements)

FOUNTAIN SQUARE BOND FUND FOR INCOME FUND
FINANCIAL HIGHLIGHTS -- INVESTMENT C SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                  For the
                                                  Period
                                                   Ended
                                                  May 31,
                                                   1997*
                                              ----------------
                                               (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD              $ 12.01
                                                  -------
INCOME FROM INVESTMENT OPERATIONS
    Net investment income                            0.19
    Net realized and unrealized losses
      on investments                                (0.02)
                                                  -------
    Total from investment operations                 0.17
                                                  -------
LESS DISTRIBUTIONS
    Dividends to Shareholders from net
      investment income                             (0.21)
                                                  -------
NET ASSET VALUE, END OF PERIOD                    $ 11.97
                                                  =======
TOTAL RETURN **                                      1.48%(d)
RATIOS TO AVERAGE NET ASSETS
    Expenses                                         1.31%(b)
    Net investment income (loss)                     5.43%(b)
    Expense waiver/reimbursement (a)                 0.26%(b)
SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)           106
    Portfolio turnover rate (c)                        48%



* Reflects operations for the period from March 4, 1997 (date of commencement of operations) to May 31, 1997.

** Based on net asset value, which does not reflect the contingent deferred sales charge.

(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(b)      Annualized.

(c) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(d)      Represents return since inception of the fund, not annualized.

(See Notes which are an integral part of the Financial Statements)

FOUNTAIN SQUARE MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS -- INVESTMENT A SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                    For the
                                                    Period
                                                     Ended
                                                    May 31,
                                                     1997*
                                                  ----------
                                                  (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD              $    12.00
                                                  ----------
INCOME FROM INVESTMENT OPERATIONS
    Net investment income                               0.18
    Net realized and unrealized gains
      on investments                                    0.04
                                                  ----------
    Total from investment operations                    0.22
                                                  ----------
LESS DISTRIBUTIONS
    Dividends to Shareholders from net
      investment income                                (0.17)
                                                  ----------
NET ASSET VALUE, END OF PERIOD                    $    12.05
                                                  ==========
TOTAL RETURN **                                         1.88%(d)
RATIOS TO AVERAGE NET ASSETS
    Expenses                                            0.85%(b)
    Net investment income (loss)                        4.61%(b)
    Expense waiver/reimbursement (a)                    0.36%(b)
SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)           98,137
    Portfolio turnover rate (c)                           19%



* Reflects operations for the period from January 27, 1997 (date of commencement of operations) to May 31, 1997.

** Based on net asset value, which does not reflect the contingent deferred sales charge.

(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(b)      Annualized.

(c) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(d)      Represents return since inception of the fund, not annualized.

(See Notes which are an integral part of the Financial Statements)

FOUNTAIN SQUARE MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS -- INVESTMENT C SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                 For the
                                                 Period
                                                  Ended
                                                 May 31,
                                                  1997*
                                             ----------------
                                              (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD              $ 12.05
                                                  -------
INCOME FROM INVESTMENT OPERATIONS
    Net investment income                            0.12
    Net realized and unrealized gains
      on investments                                 0.03
                                                  -------
    Total from investment operations                 0.15
                                                  -------
LESS DISTRIBUTIONS
    Dividends to Shareholders from net
      investment income                             (0.14)
                                                  -------
NET ASSET VALUE, END OF PERIOD                    $ 12.06
                                                  =======
TOTAL RETURN **                                      1.70%(d)
RATIOS TO AVERAGE NET ASSETS
    Expenses                                         1.35%(b)
    Net investment income (loss)                     3.86%(b)
    Expense waiver/reimbursement (a)                 0.26%(b)
SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)           359
    Portfolio turnover rate (c)                        19%



* Reflects operations for the period from February 20, 1997 (date of commencement of operations) to May 31, 1997.

** Based on net asset value, which does not reflect the contingent deferred sales charge.

(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(b)      Annualized.

(c) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(d)      Represents return since inception of the fund, not annualized.

(See Notes which are an integral part of the Financial Statements)